CAPITAL MANAGEMENT Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in Invested capital [Roll Forward]
Opening balance	$ 6,387	$ 5,452
Issuance of preferred units	220	186	$ 189
Issuance of limited partnership units and redeemable partnership units	992	749
Ending balance	7,599	6,387	$ 5,452
Weighted Average Invested Capital	$ 6,885	$ 5,592